CONDENSED BALANCE SHEETS (Parentheticals) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 30, 2020
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock
Common Stock subject to possible redemption	34,500,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued		0
Common stock, shares outstanding	0	0
Class A Common Stock Subject to Redemption
Common Stock subject to possible redemption	34,500,000	0
Class A Common Stock Not Subject to Redemption
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Class B Common Stock
Common Stock subject to possible redemption		1,125,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	8,625,000	8,625,000
Common stock, shares outstanding	8,625,000	8,625,000